Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
2
15-Dec-2022
Distribution Date
30-Nov-2022
1-Nov-2022
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
13-Dec-2022
Record Date
14-Dec-2022
30
30
15-Dec-2022
15-Nov-2022
15-Dec-2022
15-Nov-2022
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
108,719,681.75
31,457,359.14
77,262,322.61
Class A-1 Notes
175.857330
178,880,000.00
0.431923
360,000,000.00
0.00
360,000,000.00
Class A-2 Notes
0.000000
360,000,000.00
1.000000
360,000,000.00
0.00
360,000,000.00
Class A-3 Notes
0.000000
360,000,000.00
1.000000
80,000,000.00
0.00
80,000,000.00
Class A-4 Notes
0.000000
80,000,000.00
1.000000
908,719,681.75
877,262,322.61
31,457,359.14
Total Note Balance
978,880,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
51,812,585.44
93,865,392.63
1,002,585,074.38
93,865,392.63
Pool Balance
1,056,731,649.37
1,022,940,300.68
1,131,758,004.56
1,072,747,344.34
59,010,660.22
54,146,574.99
971,127,715.24
93,867,344.34
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
93,865,392.63
8.75%
8.75%
93,867,344.34
8.75%
93,865,392.63
Interest Payment
Interest per $1000
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
Face Amount
Class A-1 Notes
0.000000%
0.000000
31,457,359.14
175.857330
0.00
Class A-2 Notes
5.070000%
4.225000
1,521,000.00
4.225000
1,521,000.00
Class A-3 Notes
5.230000%
4.358333
1,569,000.00
4.358333
1,569,000.00
Class A-4 Notes
5.390000%
4.491667
359,333.33
4.491667
359,333.33
34,906,692.47
Total
3,449,333.33

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
41,628.92
Advances made by the Servicer
Available Collections
38,255,589.49
Recoveries
0.00
33,506,092.77
38,255,589.49
118,037.22
0.00
4,444,149.04
145,681.54
0.00
(3) Interest Distributable Amount
(4) Priority Principal Distributable Amount
3,449,333.33
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
31,457,359.14
0.00
(8) Total Trustee Fees and Asset Representation Reviewer fees not previously paid under (2)
0.00
(9) Excess Collections to Certificateholders
2,468,287.31
Total Distribution
38,255,589.49
(1) Total Servicing Fee
(2) Total Trustee Fees and amounts owed to Asset Representation
Reviewer (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
880,609.71
0.00
0.00
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
880,609.71
880,609.71
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
3,449,333.33
3,449,333.33
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
1,521,000.00
0.00
1,521,000.00
thereof on Class A-3 Notes
1,569,000.00
0.00
1,569,000.00
thereof on Class A-4 Notes
359,333.33
0.00
359,333.33
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
3,449,333.33
3,449,333.33
0.00
Interest Distributable Amount
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
31,457,359.14
0.00
31,457,359.14
Aggregate Principal Distributable Amount
31,457,359.14
31,457,359.14
0.00

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
2,681,868.36
0.00
2,681,868.36
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
138,779.66
6,901.88
6,901.88
6,901.88
145,681.54
2,681,868.36
0.00
Notice to Investors

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Pool Statistics
Principal Gross Losses
Pool Data
1,131,758,004.56
5.05%
38.17
19.41
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,056,731,649.37
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
4,512,272.87
41,011.84
244,244.08
1,022,940,300.68
6,222
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
28,993,819.90
5.07%
40.44
Pool Factor
90.39%
16.34
6,338
6,504

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,022,940,300.68
6,222
100.00%
91-120 Days Delinquent
1
0.01%
138,814.37
61-90 Days Delinquent
6
0.03%
264,599.47
31-60 Days Delinquent
35
0.24%
2,419,069.81
Current
99.72%
1,020,117,817.03
6,180
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Receivables to EOP Pool Balance
Delinquency Trigger occurred
0.04%
No
10.500%
Loss Statistics
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Principal Net Loss / (Gain)
Principal Recoveries
Principal Net Liquidation Proceeds
Principal Gross Losses
244,244.08
Losses
(1)
Amount
(1) Losses include accounts that have been charged off with a balance remaining of less than $100.
126,818.12
0.033%
-
117,425.96
Number of Receivables
Number of Receivables
Amount
2
10
1,295,250.69
917,235.36
-
378,015.33
Average Net Credit Loss/(Gain)
0.033%
Current
Cumulative
37,801.53
Four Month Average
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
0.146%
0.138%
- %
- %
0.142%
Historical Lifetime CPR, Loss and Delinquencies

Investor Report
DAIMLER TRUCKS RETAIL TRUST 2022-1
Collection Period Ended

Amounts in USD
30-Nov-2022
Total Pool
Delinquncies
91+
31-60
61-90
Pd.
Net
Cumulative Loss
Gross
Lifetime
CPR
1
0.07%
0.02%
0.09%
9.59%
0.02%
- %
2
0.24%
0.03%
0.11%
8.33%
0.03%
0.01%